Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Net income	$ 105	$ 154	$ 996	$ 184
Foreign currency translation adjustments	3	(53)	20	(108)
Benefit plans	51	(26)	(232)	92
Unrealized hedging gains (losses) and other	(1)	(9)	5	10
Other comprehensive (loss) income	53	(88)	(207)	(6)
Comprehensive income	158	66	789	178
Comprehensive income attributable to noncontrolling interests	22	61	65	65
Comprehensive income attributable to Visteon Corporation	$ 136	$ 5	$ 724	$ 113